PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	As restated (Note 2y.iii)
	December 31,			Reclassifications/	December 31,
	2022	Additions	Deductions	Translations	2023
At cost:
Directly acquired assets
Buildings	18,947	569	(34)	114	19,596
Leasehold improvements	1,571	28	(14)	90	1,675
Switching equipment	20,083	582	(309)	(720)	19,636
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	171,106	5,839	(3,562)	7,281	180,664
Satellite, earth station, and equipment	10,804	137	—	—	10,941
Cable network	59,608	4,336	(6)	(3,682)	60,256
Drop cable	15,087	1,426	—	—	16,513
Power supply	23,276	722	(768)	1,118	24,348
Data processing equipment	20,954	557	(218)	600	21,893
Other telecommunication peripherals	10,402	468	—	217	11,087
Office equipment	2,625	96	(18)	(7)	2,696
Vehicles	605	48	(56)	(4)	593
Other equipment	51	1	—	1	53
Property under construction	4,598	18,049	—	(16,407)	6,240
Total	361,300	32,858	(4,985)	(11,399)	377,774

Accumulated depreciation:
Directly acquired assets
Buildings	6,228	649	(11)	(48)	6,818
Leasehold improvements	1,207	141	(6)	(30)	1,312
Switching equipment	14,100	1,967	(309)	(1,637)	14,121
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	97,335	12,171	(3,372)	(1,787)	104,347
Satellite, earth station, and equipment	6,041	746	—	(61)	6,726
Cable network	20,550	2,593	(6)	(5,325)	17,812
Drop cable	8,955	2,318	—	—	11,273
Power supply	16,890	1,861	(758)	(606)	17,387
Data processing equipment	15,490	2,093	(217)	(1,217)	16,149
Other telecommunication peripherals	6,067	1,659	—	(26)	7,700
Office equipment	2,073	285	(18)	(204)	2,136
Vehicles	242	48	(31)	(3)	256
Other equipment	44	3	—	—	47
Total	196,804	26,534	(4,728)	(10,944)	207,666
Net book value	164,496				170,108

	As Restated (Note 2y.iii)
	December 31,				Reclassifications/	December 31,
	2023	Acquisition	Additions	Deductions	Translations	2024
At cost:
Directly acquired assets
Buildings	19,596	—	221	(32)	1,122	20,907
Leasehold improvements	1,675	—	40	(94)	174	1,795
Switching equipment	19,636	—	228	(1,090)	696	19,470
Telegraph, telex, and data communication equipment	1,583	—	—	(1,578)	—	5
Transmission installation and equipment	180,664	—	1,393	(9,972)	10,085	182,170
Satellite, earth station, and equipment	10,941	—	50	(114)	3,918	14,795
Cable network	60,256	314	3,140	(15)	(224)	63,471
Drop cable	16,513	—	1,591	—	—	18,104
Power supply	24,348	—	559	(730)	1,427	25,604
Data processing equipment	21,893	—	332	(1,577)	1,292	21,940
Other telecommunication peripherals	11,087	—	412	(4)	743	12,238
Office equipment	2,696	0	84	(74)	13	2,719
Vehicles	593	0	15	(42)	(36)	530
Other equipment	53	—	3	—	4	60
Property under construction	6,240	—	16,368	(31)	(19,647)	2,930
Total	377,774	314	24,436	(15,353)	(433)	386,738

Accumulated depreciation:
Directly acquired assets
Buildings	6,818	—	650	(27)	20	7,461
Leasehold improvements	1,312	—	128	(86)	(7)	1,347
Switching equipment	14,121	—	1,756	(1,088)	6	14,795
Telegraph, telex, and data communication equipment	1,582	—	—	(1,578)	—	4
Transmission installation and equipment	104,347	—	11,713	(9,787)	48	106,321
Satellite, earth station, and equipment	6,726	—	719	(114)	46	7,377
Cable network	17,812	—	2,698	(15)	36	20,531
Drop cable	11,273	—	2,223	—	1	13,497
Power supply	17,387	—	2,014	(710)	29	18,720
Data processing equipment	16,149	—	2,031	(1,545)	(103)	16,532
Other telecommunication peripherals	7,700	—	1,517	(1)	—	9,216
Office equipment	2,136	—	278	(68)	(62)	2,284
Vehicles	256	—	38	(27)	(17)	250
Other equipment	47	—	4	—	(2)	49
Total	207,666	—	25,769	(15,046)	(5)	218,384
Net book value	170,108					168,354

	As restated (Note 2y.iii)
	December 31,			Reclassifications/	December 31,
	2024	Additions	Deductions	Translations	2025
At cost:
Directly acquired assets
Buildings	20,907	197	(2)	861	21,963
Leasehold improvements	1,795	5	(46)	147	1,901
Switching equipment	19,470	285	(1,722)	1,667	19,700
Telegraph, telex, and data communication equipment	5	—	—	(3)	2
Transmission installation and equipment	182,170	1,836	(5,178)	8,062	186,890
Satellite, earth station, and equipment	14,795	143	(202)	371	15,107
Cable network	63,471	3,505	(13)	212	67,175
Drop cable	18,104	1,686	—	—	19,790
Power supply	25,604	483	(476)	1,924	27,535
Data processing equipment	21,940	407	(1,245)	1,775	22,877
Other telecommunication peripherals	12,238	1,047	—	(11)	13,274
Office equipment	2,719	128	(85)	(146)	2,616
Vehicles	530	2	(5)	(11)	516
Other equipment	60	3	—	8	71
Property under construction	2,930	14,850	(1)	(13,768)	4,011
Total	386,738	24,577	(8,975)	1,088	403,428

Accumulated depreciation:
Directly acquired assets
Buildings	7,461	701	(2)	196	8,356
Leasehold improvements	1,347	121	(46)	27	1,449
Switching equipment	14,795	1,755	(1,717)	67	14,900
Telegraph, telex, and data communication equipment	4	—	—	(2)	2
Transmission installation and equipment	106,321	12,320	(5,076)	568	114,133
Satellite, earth station, and equipment	7,377	918	(203)	389	8,481
Cable network	20,531	4,944	(12)	27	25,490
Drop cable	13,497	1,941	—	—	15,438
Power supply	18,720	2,300	(432)	313	20,901
Data processing equipment	16,532	1,837	(1,248)	349	17,470
Other telecommunication peripherals	9,216	1,608	—	(2)	10,822
Office equipment	2,284	253	(85)	(229)	2,223
Vehicles	250	31	(5)	(11)	265
Other equipment	49	2	—	(11)	40
Total	218,384	28,731	(8,826)	1,681	239,970
Net book value	168,354				163,458

An item of property and equipment group includes main telecommunication infrastructure of the Group which consists of the following components: (1) switching equipment; (2) telegraph, telex, and data communication equipment; (3) transmission installation and equipment; (4) satellite, earth station, and equipment; (5) cable network; (6) drop cable; (7) power supply; (8) data processing equipment; and (9) other telecommunication peripherals.

Schedule of gain on sale of property and equipment

	2023	2024	2025
Proceeds from sale of property and equipment	100	717	78
Net book value	(16)	(59)	0
Gain on sale of property and equipment	84	658	78

Summary of estimate for the increase (decrease) in depreciation expense

Years	Increase (Decrease)
2026	1,446
2027	653
2028	228
2029	(96)
2030	(381)